As filed with the Securities and Exchange Commission on September 22, 2005
Registration No. 333-61366
811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _______________     ☐
Post-Effective Amendment No. 40     ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
Amendment No. 44 ☑
(Check appropriate box or boxes)
Pacific Funds
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Douglas P, Dick, Esq.
Dechert LLP
4675 Macarthur Court, Suite 1400
Newport Beach, CA 92660-1821
It is proposed that this filing will become effective (check appropriate box)
  ☐ immediately upon filing pursuant to paragraph (b)
  ☑ on September 29, 2005 pursuant to paragraph (b)
  ☐ 60 days after filing pursuant to paragraph (a)(1)
  ☐ on (date) pursuant to paragraph (a)(1)
  ☐ 75 days after filing pursuant to paragraph (a)(2)
  ☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
  ☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 40 to the Registration Statement for Pacific Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 39. PEA No. 39 was filed pursuant to Rule 485(a)(2) on July 13, 2005 for purposes of (1) adding two new series to Pacific Funds: the PF Oppenheimer Main Street Core Fund and the PF Oppenheimer Emerging Markets Fund; (2) changing the manager and certain investment strategies for the Aggressive Growth Fund; and (3) adding Class R Shares to Pacific Funds. PEA No. 39 was scheduled to become effective on September 26, 2005. Accordingly, the contents of PEA No. 39, consisting of Part A (the Pacific Funds Class A, B, and C Shares Prospectus and Class R Shares Prospectus), Part B (the Pacific Funds combined Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 40 is intended to become effective on September 29, 2005.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 22nd day of September, 2005.

PACIFIC FUNDS
By:	/s/ ROBIN S. YONIS
Robin S. Yonis,
Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment No. 40 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton* Thomas C. Sutton	Trustee and Chairman of the Board (Principal Executive Officer)	September 22, 2005
Glenn S. Schafer* Glenn S. Schafer	President and Trustee	September 22, 2005
Richard L. Nelson* Richard L. Nelson	Trustee	September 22, 2005
Lyman W. Porter* Lyman W. Porter	Trustee	September 22, 2005
Alan Richards* Alan Richards	Trustee	September 22, 2005
Lucie H. Moore* Lucie H. Moore	Trustee	September 22, 2005
G. Thomas Willis* G. Thomas Willis	Trustee	September 22, 2005
Brian D. Klemens* Brian D. Klemens	Vice President and Treasurer (Principal Financial and Accounting Officer)	September 22, 2005
/S/ Robin S. Yonis
* Signed by Robin S. Yonis on this 22nd day of September, 2005, as attorney-in-fact pursuant to power of attorney, a copy of which is filed herewith.

PACIFIC FUNDS POWER OF ATTORNEY
The undersigned trustees and officers of Pacific Funds (the “Trust”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.
The undersigned trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 1st day of May, 2005.

/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee
/s/ GLENN S. SCHAFER Glenn S. Schafer	President and Trustee
/s/ RICHARD L. NELSON Richard L. Nelson	Trustee
/s/ LYMAN W. PORTER Lyman W. Porter	Trustee
/s/ ALAN RICHARDS Alan Richards	Trustee
/s/ LUCIE H. MOORE Lucie H. Moore	Trustee
/s/ G. THOMAS WILLIS G. Thomas Willis	Trustee
/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer